Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of supplemental balance sheet information related to operating leases
December 31, 2021
Right-of-use assets	$278,269

Operating lease liabilities - current	$155,857
Operating lease liabilities - non-current	120,558
Total operating lease liabilities	$276,415

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.4
Weighted average discount rate	7.42%

Schedule of maturities of lease liabilities
2022	$168,307
2023	119,463
2024	-
Total lease payments	287,770
Less: imputed interest	11,355
Present value of lease liabilities	$276,415